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                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    SUPPLEMENT
                          TO PROSPECTUS DATED MAY 1, 1998

                            Allmerica Select  (Resource)







The management fee table under the section INVESTMENT ADVISORY SERVICES is amended to change the management fee structure for the Select Growth Fund as follows:

                          First $250 Million..........0.85%
                          Next $250 Million...........0.80%
                          Next $250 Million...........0.70%
                          Over $750 Million...........0.70%



                                        ***
The last sentence of the third paragraph under "F. Death Benefit" on page 31 of the prospectus is deleted.


Dated:  June 1, 1998